UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                          811-750

Exact name of registrant as specified in charter:            Delaware Group Equity Funds II

Address of principal executive offices:                      2005 Market Street
                                                             Philadelphia, PA 19103

Name and address of agent for service:                       David F. Connor, Esq.
                                                             2005 Market Street
                                                             Philadelphia, PA 19103

Registrant's telephone number, including area code:          (800) 523-1918

Date of fiscal year end:                                     November 30

Date of reporting period:                                    February 28, 2006

Item 1.  Schedule of Investments (Unaudited)

Delaware Large Cap Value Fund

February 28, 2006
                                                                                                        Number of          Market
                                                                                                         Shares             Value
Common Stock - 97.44%
Consumer Discretionary - 9.82%
Gap                                                                                                    2,344,200       $ 43,461,468
*Limited Brands                                                                                        1,862,800         44,092,476
Mattel                                                                                                 2,765,500         46,598,675
                                                                                                                         ----------
                                                                                                                        134,152,619
                                                                                                                        -----------
Consumer Staples - 10.43%
ConAgra Foods                                                                                          1,964,200         41,307,126
Heinz (H.J.)                                                                                             518,800         19,646,956
Kimberly-Clark                                                                                           680,200         40,254,236
Safeway                                                                                                1,703,200         41,404,792
                                                                                                                         ----------
                                                                                                                        142,613,110
                                                                                                                        -----------
Energy - 5.45%
Chevron                                                                                                  660,200         37,288,096
ConocoPhillips                                                                                           610,700         37,228,272
                                                                                                                         ----------
                                                                                                                         74,516,368
                                                                                                                         ----------
Financials - 24.69%
Allstate                                                                                                 756,500         41,441,070
Aon                                                                                                    1,161,400         46,003,054
*Chubb                                                                                                   427,700         40,952,275
Hartford Financial Services Group                                                                        481,500         39,665,970
*Huntington Bancshares                                                                                 1,759,900         42,325,595
Morgan Stanley                                                                                           721,300         43,032,758
*Wachovia                                                                                                781,400         43,813,098
Washington Mutual                                                                                        941,100         40,184,970
                                                                                                                         ----------
                                                                                                                        337,418,790
                                                                                                                        -----------
Health Care - 18.99%
Abbott Laboratories                                                                                    1,031,300         45,562,834
Baxter International                                                                                   1,069,600         40,484,360
Bristol-Myers Squibb                                                                                   1,767,600         40,831,560
Merck & Co                                                                                             1,256,400         43,798,104
Pfizer                                                                                                 1,746,385         45,737,823
Wyeth                                                                                                    866,000         43,126,800
                                                                                                                         ----------
                                                                                                                        259,541,481
                                                                                                                        -----------
Industrials - 6.53%
Union Pacific                                                                                            518,700         45,930,885
Waste Management                                                                                       1,301,300         43,281,238
                                                                                                                         ----------
                                                                                                                         89,212,123
                                                                                                                         ----------
Information Technology - 9.05%
Hewlett-Packard                                                                                        1,255,600         41,196,236
International Business Machines                                                                          485,000         38,916,400
+Xerox                                                                                                 2,926,500         43,604,850
                                                                                                                         ----------
                                                                                                                        123,717,486
                                                                                                                        -----------
Materials - 3.15%
duPont (E.I.) deNemours                                                                                1,070,300         43,068,872
                                                                                                                         ----------
                                                                                                                         43,068,872
                                                                                                                         ----------
Telecommunications - 6.20%
AT&T                                                                                                   1,442,000         39,784,780
Verizon Communications                                                                                 1,331,800         44,881,660
                                                                                                                         ----------
                                                                                                                         84,666,440
                                                                                                                         ----------
Utilities - 3.13%
*Progress Energy                                                                                         965,200         42,835,576
                                                                                                                         ----------
                                                                                                                         42,835,576
                                                                                                                         ----------
Total Common Stock (cost $1,237,980,783)                                                                              1,331,742,865
                                                                                                                      =============

                                                                                                     Principal
                                                                                                      Amount
                          Repurchase Agreements - 4.02%
With BNP Paribas 4.50% 3/1/06
(dated 2/28/06, to be repurchased at $32,908,113,
collateralized by $34,332,000 U.S. Treasury Bills
due 8/24/06, market value $33,572,111)                                                               $32,904,000         32,904,000

With Cantor Fitzgerald 4.50% 3/1/06
(dated 2/28/06, to be repurchased at $7,354,919
collateralized by $7,529,000 U.S. Treasury Notes
4.50% due 2/15/09, market value $7,502,553)                                                            7,354,000          7,354,000

With UBS Warburg 4.50% 3/1/06
(dated 2/28/06, to be repurchased at $14,709,838,
collateralized by $14,817,000 U.S. Treasury Notes
4.625% due 5/15/06, market value $15,014,860)                                                         14,707,000         14,707,000
                                                                                                                         ----------
Total Repurchase Agreements (cost $54,965,000)                                                                           54,965,000
                                                                                                                         ==========

Total Market Value of Securities Before Securities Lending Collateral - 101.46%
   (cost $1,292,945,783)                                                                                              1,386,707,865
                                                                                                                      =============


                     Securities Lending Collateral** - 4.58%
                             Short-Term Investments
Fixed Rate Demand Notes 0.57%
Citigroup Global Markets 4.60% 3/1/06                                                                  6,969,670          6,969,670
Washington Mutual 4.54% 3/28/06                                                                          803,154            803,140
                                                                                                                            -------
                                                                                                                          7,772,810
                                                                                                                          ---------
oVariable Rate Demand Notes - 4.01%
American Honda Finance 4.57% 2/21/07                                                                   1,807,269          1,807,065
ANZ National 4.55% 4/2/07                                                                                401,615            401,570
Australia New Zealand 4.55% 4/2/07                                                                     2,007,934          2,007,849
Bank of America 4.57% 2/23/07                                                                          2,610,577          2,610,204
Bank of New York 4.54% 4/2/07                                                                          1,606,217          1,606,280
Bank of the West 4.55% 3/2/06                                                                          2,007,849          2,007,849
Bayerische Landesbank 4.59% 8/25/06                                                                    2,007,490          2,007,849
Bear Stearns 4.63% 8/31/06                                                                             2,409,419          2,409,419
Beta Finance 4.58% 4/18/06                                                                             2,007,828          2,007,800
Canadian Imperial Bank 4.55% 4/2/07                                                                    1,003,721          1,003,925
CDC Financial Products 4.66% 3/31/06                                                                   2,610,204          2,610,204
Citigroup Global Markets 4.63% 3/7/06                                                                  2,610,204          2,610,204
Commonwealth Bank Australia 4.54% 4/2/07                                                               2,008,018          2,007,849
Credit Suisse First Boston 4.55% 4/18/06                                                               2,168,510          2,168,477
Goldman Sachs 4.70% 2/28/07                                                                            2,610,204          2,610,204
Manufacturers & Traders 4.57% 9/26/06                                                                  2,007,967          2,007,565
Marshall & Ilsley Bank 4.55% 4/2/07                                                                    2,208,780          2,208,634
Merrill Lynch Mortgage Capital 4.66% 3/7/06                                                            1,807,064          1,807,064
Morgan Stanley 4.74% 2/28/07                                                                           2,489,733          2,489,733
National Australia Bank 4.54% 3/7/07                                                                   2,330,060          2,329,105
National City Bank 4.53% 3/2/07                                                                        2,430,314          2,430,778
Nordea Bank Norge 4.55% 4/2/07                                                                         2,007,789          2,007,849
Procter & Gamble 4.46% 4/2/07                                                                          2,007,863          2,007,849
Royal Bank of Scotland 4.54% 4/2/07                                                                    2,007,807          2,007,849
Sigma Finance 4.58% 3/16/06                                                                              602,376            602,375
Societe Generale 4.54% 4/2/07                                                                          1,003,848          1,003,925
Toyota Motor Credit 4.55% 6/23/06                                                                      2,007,824          2,007,907
Wells Fargo 4.56% 4/2/07                                                                               2,007,494          2,007,849
                                                                                                                          ---------
                                                                                                                         54,795,230
                                                                                                                         ----------
Total Securities Lending Collateral (cost $62,568,040)                                                                   62,568,040
                                                                                                                         ==========

Total Market Value of Securities - 106.04%
   (cost $1,355,513,823)                                                                                             1,449,275,905^
Obligation to Return Securities Lending Collateral** - (4.58%)                                                         (62,568,040)
Liabilities Net of Receivables and Other Assets (See Notes) - (1.46%)                                                  (19,959,522)
                                                                                                                       ------------
Net Assets Applicable to 73,833,188 Shares Outstanding - 100.00%                                                    $1,366,748,343
                                                                                                                    ===============

o Variable rate security. The interest rate shown is the rate as of February 28, 2006.
*    Fully or partially on loan.
**   See Note 3 in "Notes."
^    Includes $60,910,895 of securities loaned.
+    Non-income producing security for the period ended February 28, 2006.

--------------------------------------------------------------------------------

                                      Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds II - Delaware Large Cap Value Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

2. Investments
At February 28, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                    $ 1,358,240,796
                                       ---------------
Aggregate unrealized appreciation          127,458,786
Aggregate unrealized depreciation          (36,423,677)
                                       ---------------
Net unrealized appreciation            $    91,035,109
                                       ---------------

For federal income tax purposes, at November 30, 2005, capital loss carryforwards of $29,067,426 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $11,712,603 expires in 2010, and $17,354,823 expires in 2011.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JP Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At February 28, 2006, the market value of securities on loan was $60,910,895, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At February 28, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Delaware Value Fund

February 28, 2006
                                                                                                        Number of          Market
                                                                                                         Shares             Value
Common Stock - 94.32%
Consumer Discretionary - 9.22%
Gap                                                                                                      525,600        $ 9,744,624
Limited Brands                                                                                           398,800          9,439,596
Mattel                                                                                                   616,900         10,394,765
                                                                                                                         ----------
                                                                                                                         29,578,985
                                                                                                                         ----------
Consumer Staples - 10.60%
ConAgra Foods                                                                                            463,800          9,753,714
Heinz (H.J.)                                                                                             121,100          4,586,057
Kimberly-Clark                                                                                           163,200          9,658,176
Safeway                                                                                                  410,900          9,988,979
                                                                                                                          ---------
                                                                                                                         33,986,926
                                                                                                                         ----------
Energy - 6.01%
Chevron                                                                                                  169,400          9,567,712
ConocoPhillips                                                                                           159,200          9,704,832
                                                                                                                          ---------
                                                                                                                         19,272,544
                                                                                                                         ----------
Financials - 23.54%
Allstate                                                                                                 170,900          9,361,902
Aon                                                                                                      269,600         10,678,856
Chubb                                                                                                     90,800          8,694,100
Hartford Financial Services Group                                                                        112,200          9,243,036
Huntington Bancshares                                                                                    393,000          9,451,650
Morgan Stanley                                                                                           150,500          8,978,830
Wachovia                                                                                                 174,700          9,795,429
Washington Mutual                                                                                        217,400          9,282,980
                                                                                                                          ---------
                                                                                                                         75,486,783
                                                                                                                         ----------
Health Care - 18.23%
Abbott Laboratories                                                                                      219,000          9,675,420
Baxter International                                                                                     250,800          9,492,780
Bristol-Myers Squibb                                                                                     399,600          9,230,760
Merck & Co                                                                                               285,200          9,942,072
Pfizer                                                                                                   396,400         10,381,716
Wyeth                                                                                                    195,500          9,735,900
                                                                                                                          ---------
                                                                                                                         58,458,648
                                                                                                                         ----------
Industrials - 6.09%
Union Pacific                                                                                            112,300          9,944,165
Waste Management                                                                                         288,200          9,585,532
                                                                                                                          ---------
                                                                                                                         19,529,697
                                                                                                                         ----------

Information Technology - 8.75%
Hewlett-Packard                                                                                          296,000          9,711,760
International Business Machines                                                                          112,600          9,035,024
+Xerox                                                                                                   624,500          9,305,050
                                                                                                                          ---------
                                                                                                                         28,051,834
                                                                                                                         ----------
Materials - 2.83%
duPont (E.I.) deNemours                                                                                  225,800          9,086,192
                                                                                                                          ---------
                                                                                                                          9,086,192
                                                                                                                          ---------
Telecommunications - 6.06%
AT&T                                                                                                     357,500          9,863,425
Verizon Communications                                                                                   284,200          9,577,540
                                                                                                                          ---------
                                                                                                                         19,440,965
                                                                                                                         ----------
Utilities - 2.99%
Progress Energy                                                                                          216,000          9,586,080
                                                                                                                          ---------
                                                                                                                          9,586,080
                                                                                                                          ---------
Total Common Stock (cost $278,444,002)                                                                                  302,478,654
                                                                                                                        ===========

                                                                                                        Principal
                                                                                                         Amount
                          Repurchase Agreements - 6.57%
With BNP Paribas 4.50% 3/1/06
(dated 2/28/06, to be repurchased at $12,621,578,
collateralized by $13,168,000 U.S. Treasury Bills
due 8/24/06, market value $12,876,690)                                                               $12,620,000         12,620,000

With Cantor Fitzgerald 4.50% 3/1/06
(dated 2/28/06, to be repurchased at $2,821,353
collateralized by $2,888,000 U.S. Treasury Notes
4.50% 2/15/09, market value $2,877,628)                                                                2,821,000          2,821,000

With UBS Warburg 4.50% 3/1/06
(dated 2/28/06, to be repurchased at $5,641,705,
collateralized by $5,683,000 U.S. Treasury Notes
4.625% due 5/15/06, market value $5,758,997)                                                           5,641,000          5,641,000
                                                                                                                          ---------
Total Repurchase Agreements (cost $21,082,000)                                                                           21,082,000
                                                                                                                         ==========

Total Market Value of Securities - 100.89%
   (cost $299,526,002)                                                                                                  323,560,654
Liabilities Net of Receivables and Other Assets (See Notes) - (0.89%)                                                    (2,840,923)
                                                                                                                        -----------
Net Assets Applicable to 27,288,516 Shares Outstanding - 100.00%                                                       $320,719,731
                                                                                                                       ============

+    Non-income producing security for the period ended February 28, 2006.

--------------------------------------------------------------------------------

                                      Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds II - Delaware Value Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for the financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At February 28, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

                                       Cost of investments                    $ 299,921,359
Aggregate unrealized appreciation         25,988,549
Aggregate unrealized depreciation         (2,349,254)
                                       -------------
Net unrealized appreciation            $  23,639,295
                                       -------------

3. Credit and Market Risk
The Fund invests in real estate investment trusts (REITs) and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the period ended February 28, 2006. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At February 28, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Item 2.  Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.  Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Delaware Group Equity Funds II

JUDE T. DRISCOLL
----------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  April 26, 2006


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
----------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date: April 26, 2006

MICHAEL P. BISHOF
-----------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date: April 26, 2006